WARRANT LIABILITY (Details) - Warrants [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Statement [Line Items]
Balance At Beginning Of The Year	$ 475	$ 741
Warrants Issued	0	2,240
Fair Value Adjustment	(458)	(2,935)
Effect Of Movement In Exchange Rates	3	(111)
Balance At End Of The Year	$ 20	$ 475